CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended						3 Months Ended		7 Months Ended	9 Months Ended
	Aug. 02, 2021	Jul. 28, 2021	Apr. 15, 2021	Feb. 04, 2021	Feb. 01, 2021	Jan. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Jul. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ 0	$ (16,205)		$ 120,000	$ (16,205)
Amortization of discount										269,734	90,149
Convertible notes payble outstanding							431,119			431,119		$ 953,219
Note A [Member]
Debt Instrument [Line Items]
Debt maturity date						Mar. 01, 2022
Conversion price per share						$ 0.01
Loss on extinguishment of debt										100,000
Beneficial conversion feature						$ 300,000
Unamortized discount						$ 500,000	114,861			114,861		1,978
Number of shares converted, Principal value		$ 80,000	$ 75,000	$ 50,000
Number of shares converted		8,000,000	7,500,000	5,000,000
Amortization of discount							69,521	3,032		187,115	9,030
Interest Expense							9,659	18,148		36,289	52,554
Accrued interest							122,114			122,114		85,824
Convertible notes payble outstanding							295,000			295,000		600,000
Note B [Member]
Debt Instrument [Line Items]
Interest Expense							693	693		2,057	2,065
Accrued interest							7,398			7,398		5,342
Convertible notes payble outstanding							55,000			55,000		55,000
Note C [Member]
Debt Instrument [Line Items]
Debt maturity date						Mar. 01, 2022
Conversion price per share						$ 0.01
Loss on extinguishment of debt										10,000
Unamortized discount						$ 30,000	0			0		0
Number of shares converted, Principal value						$ 40,000
Number of shares converted						4,650,978
Amortization of discount							0	0		30,000	1,019
Interest Expense							0	1,815		460	6,685
Accrued interest							0			0		6,050
Convertible notes payble outstanding							0			0		50,000
Number of shares converted, Accued Interest						$ 6,510
Note D [Member]
Debt Instrument [Line Items]
Debt maturity date						Mar. 01, 2022
Conversion price per share						$ 0.01
Loss on extinguishment of debt										10,000
Beneficial conversion feature										30,000
Unamortized discount						$ 50,000	11,486			11,486		0
Amortization of discount							6,952	0		18,514	1,019
Interest Expense							1,512	1,815		4,603	5,255
Accrued interest							13,185			13,185		6,768
Convertible notes payble outstanding							50,000			50,000		60,000
Note E [Member]
Debt Instrument [Line Items]
Debt maturity date	Aug. 02, 2022
Unamortized discount							0			0		34,104
Amortization of discount							5,855	13,207		34,104	39,335
Interest Expense							3,781	3,781		11,219	11,260
Accrued interest							29,909			29,909		18,690
Convertible notes payble outstanding							125,000			125,000		125,000
Note F [Member]
Debt Instrument [Line Items]
Debt maturity date					Oct. 29, 2021
Number of shares converted, Principal value					$ 66,833
Number of shares converted					7,200,000
Interest Expense							836	1,726		3,067	1,726
Accrued interest							876			876		2,986
Convertible notes payble outstanding							33,167			33,167		100,000
Number of shares converted, Accued Interest					$ 5,177
Note G [Member]
Debt Instrument [Line Items]
Debt maturity date									Oct. 29, 2021
Interest Expense							1,890	$ 1,295		5,610	$ 1,295
Accrued interest							$ 7,849			$ 7,849		5,240
Convertible notes payble outstanding									$ 75,000			$ 75,000